UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 6/30/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.4%
Consumer Discretionary — 25.0%
Internet and Catalog Retail — 9.6%
Amazon.com, Inc.	5,400	$178,632	A
InterActiveCorp	7,500	180,375	A

		359,007

Diversified Consumer Services — 2.8%
DeVry, Inc.	5,200	103,480	A,B

Leisure Equipment and Products — 0.2%
Mattel, Inc.	299	5,466

Media — 5.8%
Gemstar-TV Guide International, Inc.	6,600	23,694	A
WPP Group plc	7,816	80,442
XM Satellite Radio Holdings Inc.	3,366	113,291	A

		217,427

Multiline Retail — 2.1%
Sears Holdings Corporation	535	80,191	A

Specialty Retail — 4.5%
AutoZone, Inc.	1,800	166,428	A

Consumer Staples — 0.5%
Food Products — 0.5%
Dean Foods Company	520	18,339	A

Financials — 19.8%
Capital Markets — 6.0%
Investors Financial Services Corp.	1,852	70,058
The Bear Stearns Companies, Inc.	1,500	155,910

		225,968

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Financials — Continued
Commercial Banks — 0.5%
TD Banknorth, Inc.	637	$18,982

Consumer Finance — 8.9%
AmeriCredit Corp.	4,000	102,000	A
Providian Financial Corporation	13,000	229,190	A

		331,190

Insurance — 4.1%
Ambac Financial Group, Inc.	1,100	76,736
UnumProvident Corporation	4,200	76,944

		153,680

Thrifts and Mortgage Finance — 0.3%
Radian Group Inc.	230	10,875

Health Care — 18.4%
Biotechnology — 2.3%
Cell Genesys, Inc.	3,500	18,725	A,B
CV Therapeutics, Inc.	1,343	30,117	A
ImClone Systems Incorporated	1,200	37,164	A

		86,006

Health Care Equipment and Supplies — 1.1%
Advanced Medical Optics, Inc.	1,000	39,750	A

Health Care Providers and Services — 10.8%
Caremark Rx, Inc.	3,400	151,368	A
WellPoint Inc.	3,636	253,211	A

		404,579

Pharmaceuticals — 4.2%
Medicis Pharmaceutical Corporation	1,400	44,422
Sepracor Inc.	1,900	114,019	A

		158,441

	Shares/Par	Value

Industrials — 6.1%
Commercial Services and Supplies — 6.1%
Manpower Inc.	1,601	$63,688
Republic Services, Inc.	4,600	165,646

		229,334

Information Technology — 11.1%
Internet Software and Services — 4.1%
CNET Networks, Inc.	13,000	152,620	A,B

IT Services — 4.3%
Accenture Ltd.	2,737	62,054	A
Ceridian Corporation	3,000	58,440	A
DST Systems, Inc.	900	42,120	A

		162,614

Software — 2.7%
Amdocs Limited	1,500	39,645	A
Symantec Corporation	2,800	60,872	A

		100,517

Materials — 2.0%
Metals and Mining — 2.0%
United States Steel Corporation	2,200	75,614

Telecommunication Services — 14.5%
Diversified Telecommunication Services — 3.1%
Cincinnati Bell Inc.	11,844	50,929	A
Level 3 Communications, Inc.	33,000	66,990	A

		117,919

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — Continued
Wireless Telecommunication Services — 11.4%
Nextel Communications, Inc.	7,500	$242,325	A
NII Holdings Inc.	2,857	182,658	A

		424,983

Total Common Stock and Equity Interests (Identified Cost — $2,269,523)		3,643,410

Repurchase Agreements — 3.0%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $55,878 on 7/1/05 (Collateral: $57,445 Fannie Mae discount notes, 0%, due 9/14/05, value $56,992)	$55,872	55,872
Goldman Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $55,878 on 7/1/05 (Collateral: $55,994 Fannie Mae mortgaged-backed notes, 5.5%, due 1/1/35, value $57,240)	55,873	55,873

Total Repurchase Agreements (Identified Cost — $111,745)		111,745

Total Investments — 100.4% (Identified Cost — $2,381,268)		3,755,155
Other Assets Less Liabilities — (0.4)%		(14,642)

Net Assets — 100.0%		$3,740,513

Net Asset Value Per Share:

Primary Class		$45.22

Financial Intermediary Class		$51.92

Institutional Class		$52.08

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2005, the total market value of Affiliated Companies was $274,825 and the identified cost was $242,644.

	Affiliate
	Value at	Purchased		Sold		Dividend	Shares at	Value at		Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	6/30/05	6/30/05		Gain/(Loss)

Cell Genesys, Inc. A	$—	$9,693	1,400	$—	—	$—	3,500	$15,855		$—
CNET Networks, Inc.	134,290	—	—	—	—	—	13,000	122,720		—
DeVry, Inc. A	—	38,521	2,000	—	—	—	5,200	98,384		—
Priority Healthcare Corporation	55,354	—	—	41,157	2,110	—	—	—	B	6,453
Sybase, Inc.	108,714	—	—	57,390	5,179		—	—	B	19,679

	$298,358	$48,214		$98,547		$—		$236,959		$26,132

A Prior to April 1, 2004, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting shares.

B As a result of the Fund reducing its investment in this security, the company is no longer an Affiliated Company.
Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Special Investment Trust, Inc. Date: August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Special Investment Trust, Inc. Date: August 24, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Treasurer, Legg Mason Special Investment Trust, Inc. Date: August 24, 2005